Schedule of property and equipment (Details) (Parenthetical)	Jan. 31, 2023
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	7 years
Geology Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	3 years
Geology Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	7 years
Vehicles and Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	5 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	7 years